Leases	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Leases
(10)	LEASES

The Company adopted new lease accounting standards ASC 842 since January 1, 2019. The primary leases that the Group entered into were for training center and office spaces.

Information as of and for the year ended December 31, 2019 and 2020:

As of December 31, 2019, the Company has 61 operating leases for training center and office spaces with remaining terms expiring from 2 through 39 months and a weighted average remaining lease term of 1.67 years. Weighted average discount rates used in the calculation of the lease liability is 5.88%. As of December 31, 2020, the Company has 40 operating leases for training center and office spaces with remaining terms expiring from 1 through 61 months and a weighted average remaining lease term of 3.40 years. Weighted average discount rates used in the calculation of the lease liability is 6.60%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Company would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

Rent expense for the year ended December 31, 2019 and 2020 were RMB 13,903,991 and RMB 29,111,428. There was no variable lease costs or sublease income for leased assets for the year ended December 31, 2019 and 2020.

The impact of ASC 842 on the December 31, 2019 and 2020 consolidated balance sheets was as follows:

	December 31,	December 31,
	2019	2020
	RMB	RMB
Operating leases:
Right-of-use assets	40,786,291	41,779,086
Lease liabilities-current	20,556,017	16,972,187
Lease liabilities-non-current	12,500,120	24,005,765

Other information related to leases is presented below:

	Year ended December 31,
	2019	2020
	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	12,850,734	20,376,826
Right-of-use assets acquired in exchange for new operating lease obligations	8,696,875	33,360,187
Right-of-use assets acquired in connection with Huanqiuyimeng Acquisition	32,089,416	—
Weighted average remaining lease term	1.67	3.40
Weighted average discount rate	5.88%	6.60%

Maturities of lease liabilities under non-cancellable leases as of December 31, 2020 are as follows:

Operating leases
RMB
2021	17,508,218
2022	11,648,328
2023	7,503,992
2024	5,095,177
2025	4,040,559
Thereafter	—
Total undiscounted lease payments	45,796,274
Less: Imputed interest	(4,818,322)
Total lease liabilities	40,977,952
Amounts due within 12 months	16,972,187
Non-current lease liability	24,005,765

Short-term lease expense, with a lease term of 12 months or less, for the year ended December 31, 2019 and 2020 was RMB 2,125,616 and RMB 6,112,893, and short-term lease commitments as of December 31, 2020 are as follows:

Short-term Lease Commitments Amount
RMB
Year ended December 31:
2021	653,566
653,566

Rental expense for operating leases for the year ended December 31, 2018 were RMB 2,717,234.